Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Transactions with Related Parties

(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chief Executive Officer and, as such, is not part of the consolidated group of the Company, but is a related party. Costamare Shipping provides the Company with general administrative services and certain commercial and technical services.

Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”), which is also controlled by Mr. Konstantakopoulos, or through or together with third party sub-managers, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in exchange for a daily fee for each containership.

On March 3, 2015, the Company entered into an amended and restated management agreement with Costamare Shipping (the “Group Management Agreement”) which, among other things, extended the term of the agreement such that it automatically renewed for 10 consecutive one-year periods until December 31, 2025 (rather than five consecutive periods until December 31, 2020), removed the annual 4% increase of the fee payable in respect of each containership managed by Costamare Shipping and in respect of the flat fee for the supervision of each newbuild ordered by the Company and, beginning in the first quarter of 2015, provided for an annual fee to Costamare Shipping of $2,500 and 598,400 shares (which is equal to 0.8% of the issued and outstanding Company common stock as of January 1, 2015) payable quarterly in arrears. No separate payment is made for the services of the Company’s executive officers (prior to 2015, the Company paid Costamare Shipping $1,000 annually for such services). The Group management Agreement has been terminated on November 2, 2015.

On November 2, 2015, the Company entered into a Framework Agreement with Costamare Shipping (the “Framework Agreement”) and its vessel-owning subsidiaries entered into a Services Agreement with Costamare Services (the “Services Agreement”), a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family. On November 27, 2015, the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s initial public offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may receive shares of our common stock as fee compensation under the Group Management Agreement (until November 2, 2015) or the Services Agreement.

Under the Group Management Agreement until November 2, 2015 and the Framework Agreement and the Services Agreement from November 2, 2015, Costamare Shipping and Costamare Services received (i) for each containership which is not subject to a bareboat charter a daily fee of $0.956 since January 1, 2015 ($0.919 for 2014) and for each containership subject to a bareboat charter a daily fee of $0.478 since January 1, 2015 ($0.460 for 2014), in each case prorated for the calendar days the Company owned each containership and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $787.4 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company’s fleet and, (iv) an annual fee of $2,500 and 598,400 shares as noted above. Fees under (i) and (ii) may be annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

After the initial term of the Framework Agreement and the Services Agreement, which expired on December 31, 2015, the Company is able to terminate both agreements, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

On January 7, 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd. (“V.Ships Greece”), pursuant to which the two companies established a ship management cell (the “Cell”) under V.Ships Greece. Since April 2013, the Cell provides technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial and insurance services to certain of the Company’s container vessels, pursuant to separate management agreements entered into between V.Ships Greece and the ship-owning company of the respective container vessel, for a daily management fee.

The Cell also offers ship management services to third-party owners. Costamare Shipping passes to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company to Costamare Shipping under the Group Management Agreement until November 2, 2015 and the Framework Agreement from November 2, 2015 onwards. The net profits earned during the year ended December 31, 2014 and 2015, amounted to $392 and $718, respectively, and are included as a reduction in management fees–related parties in the accompanying consolidated statements of income. As at December 31, 2015, the Cell provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services to 19 of Costamare’s vessels.

Management fees charged by Costamare Shipping in the years ended December 31, 2013, 2014 and 2015, amounted to $15,570, $18,642 and $19,411, respectively and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, Costamare Shipping and Costamare Services as from November 2, 2015, charged (i) $3,673 for the year ended December 31, 2015 ($3,629 for the year ended December 30, 2014 and $3,139 for the year ended December 30, 2013), representing a fee of 0.75% on all gross revenues, as provided in the Group Management Agreement and from November 2, 2015, the Framework Agreement and the Services Agreement, as applicable, which is separately reflected as Voyage expenses-related parties in the accompanying consolidated statement of income for the year ended December 31, 2015, (ii) $2,500, which is included in General and administrative expenses – related parties in the accompanying consolidated statement of income for the year ended December 31, 2015 ($1,000 for the year ended December 31, 2014 and $1,000 for the year ended December 31, 2013) and (iii) $8,623 representing the fair value of 598,400 shares, which is included in General and administrative expenses - related parties in the accompanying consolidated statement of income for the year ended December 31, 2015. During 2014, the Manager charged $1,050 supervision fees for three newbuild vessels, which were included in Advances for vessels acquisition. Furthermore, in accordance with the management agreement with V.Ships Greece, V.Ships Greece has been provided with the amount of $1,425 ($75 per vessel) as working capital security, which is included in Accounts receivable, non-current, in the accompanying 2014 and 2015 consolidated balance sheets.

During the years ended December 31, 2013, 2014 and 2015, the Manager charged in aggregate to the companies established pursuant to the Framework Agreement (Notes 8 and 9) the amount of $1,070, $1,572 and $1,856, respectively for services provided in accordance with the respective management agreements.

The balance due from the Manager at December 31, 2014 and 2015, amounted to $576 and $3,728, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets. The balance due to Costamare Services at December 31, 2015, amounted to $371 and is reflected as Due to related parties in the accompanying 2015 consolidated balance sheet.

(b) Ciel Shipmanagement S.A.: CIEL, a company incorporated in the Republic of Liberia, is wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. CIEL is not part of the consolidated group of the Company. CIEL provided the Company’s vessels, through to April 2013, certain ship management services such as technical support and maintenance, financial and accounting services. From April 2013 until November 2, 2015, CIEL provided services in respect of the Rena. Management fees charged by CIEL in the years ended December 31, 2013, 2014 and 2015, amounted to $1,010, $219 and $184, respectively and are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2014 and 2015 amounted to $593 and $606, respectively and is included in Due from related parties in the accompanying consolidated balance sheets.

(c) Shanghai Costamare Ship Management Co. Ltd.: Shanghai Costamare is owned (indirectly) 70% by the Company’s Chairman and Chief Executive Officer and 30% (indirectly) by Shanghai Costamare’s General Manager, Mr. Shen Xiao Dong. Shanghai Costamare is a company incorporated in the Peoples’ Republic of China and is not part of the consolidated group of the Company but is an affiliated manager. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company’s vessels have been subcontracted from the Manager to Shanghai Costamare. As of December 31, 2015, Shanghai Costamare provided such services to thirteen (eleven as of December 31, 2014) of the Company’s containerships. There was no balance due from/to Shanghai Costamare at both December 31, 2014 and 2015.